LONG-TERM INVESTMENTS	12 Months Ended
Feb. 28, 2026
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

9.           LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of	As of
	February 28,	February 28,
	2025	2026
Equity securities with readily determinable fair values (1)	$—	$272,012

Equity securities without readily determinable fair values (2)	48,286	264,096

Equity method investments (3)	26,207	19,651

Fair value option investments (4)
Wealth management products	—	60,232
Long-term investments in privately held companies	11,397	11,682

Available-for-sale investments (5)	139,002	82,386

Held-to-maturity investments (6)	80,213	118,190

Total	$305,105	$828,249
(1)	For the year ended February 28, 2026, certain privately-held investee companies completed their initial public offerings. The investments were reclassified from available-for-sale investments to equity security with readily determinable fair value upon the listing. Accumulated other comprehensive income of $42,524 was reclassified to statement of operations for the year ended February 28, 2026. The Group recorded fair value loss of $1,016, nil and gain of $204,165 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively. Impairment loss of $4,840, nil and nil were recognized by the Group during the years ended February 29, 2024, February 28, 2025 and 2026, respectively.

9.           LONG-TERM INVESTMENTS – continued

(2)	The Group holds equity interests in certain third-party private companies through investments in their common shares or in-substance common shares. The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. The Group recorded $32,131, $4,241 and $4,743 impairment loss on these investments for the years ended February 29, 2024, February 28, 2025 and 2026, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future. For equity securities without readily determinable fair value that qualify for the practical expedient to estimate fair value using net asset value per share, the Group estimates the fair value using net asset value per share and recorded fair value gain of $8,362, loss of $4,932 and $4,704 in other income for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.
(3)	The Group holds minority equity interests in several third-party private companies through investments in their common shares or in-substance common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. Impairment loss on equity method investments were nil, nil and $5,175 for the years ended February 29, 2024, February 28, 2025 and 2026, respectively.
(4)	The Group purchased wealth management products from financial institutions and classified them as fair value option investments. The Group measures these products with their fair value using directly or indirectly observable inputs in the market place. During the year ended February 28, 2025, the Group obtained control over a fund, which held equity interests in several private companies. The related purchase price and operations of the fund were not material, and the Group elected fair value option to account for the investments held by the fund.
(5)	The Group acquired minority equity interest and convertible debt securities in several third-party private companies. The Group holds minority equity interests of these companies through purchasing their convertible redeemable preferred shares. The Group accounted for these investments as available-for-sale investments since the investees’ preferred shares held are determined to be debt securities. The Group recorded $10,011, $8,692 and $32,896 impairment loss during the years ended February 29, 2024, February 28, 2025 and 2026, respectively, due to unsatisfied financial performance of the investees with no obvious upturn or potential financial solutions in the foreseeable future.
(6)	The Group purchased wealth management products from financial institutions and classified them as held-to-maturity investments as the Group has the positive intent and ability to hold the investments to maturity. The original maturities of these financial products were two years and recorded at amortized cost.